OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Total assets	$ 352,814,733	$ 289,855,048
Total liabilities	312,817,182	255,929,590
Operating Segments
OPERATING SEGMENTS
Total assets	399,799,355	325,241,577
Total liabilities	329,599,378	268,505,985
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Total assets	247,113,605	209,948,788
Total liabilities	207,293,246	177,198,960
Operating Segments | Banking Panama
OPERATING SEGMENTS
Total assets	52,445,934	40,561,211
Total liabilities	47,081,613	36,231,139
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Total assets	26,696,524	20,980,061
Total liabilities	23,738,984	18,416,563
Operating Segments | Banking Guatemala
OPERATING SEGMENTS
Total assets	26,143,629	19,510,688
Total liabilities	23,635,997	17,763,659
Operating Segments | Trust
OPERATING SEGMENTS
Total assets	603,486	638,280
Total liabilities	126,307	108,254
Operating Segments | Investment Banking
OPERATING SEGMENTS
Total assets	2,116,143	2,039,204
Total liabilities	80,162	55,743
Operating Segments | Brokerage
OPERATING SEGMENTS
Total assets	326,047	371,278
Total liabilities	106,115	125,176
Operating Segments | International Banking
OPERATING SEGMENTS
Total assets	35,131,458	24,074,957
Total liabilities	23,216,118	15,568,638
Operating Segments | All other segments
OPERATING SEGMENTS
Total assets	9,222,529	7,117,110
Total liabilities	4,320,836	3,037,853
Adjustments for consolidation
OPERATING SEGMENTS
Total assets	(46,984,622)	(35,386,529)
Total liabilities	$ (16,782,196)	$ (12,576,395)